Hartford Schroders US Small Cap Opportunities Fund Investment Strategy - Hartford Schroders US Small Cap Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests primarily in equity securities of small capitalization companies. The Fund normally invests at least 80% of its assets in securities of small capitalization companies located in the United States. The Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), uses bottom-up fundamental analysis to select securities. The Sub-Adviser seeks to identify securities that it believes offer the potential for capital appreciation based on: novel, superior, or niche products or services; sound operating characteristics; quality of management; an entrepreneurial management team; opportunities provided by mergers, divestitures, or new management; or other factors. In addition, the Sub-Adviser integrates financially material environmental, social and governance (“ESG”) characteristics (where available for an issuer) into its investment process. ESG characteristics are one of several factors that contribute to the Sub-Adviser’s overall evaluation of the risk and return potential of an investment. The equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks. The Fund may invest in over-the-counter securities. Based on market or economic conditions, the Fund may, through its stock selection process, focus in one or more sectors of the market.The Fund currently defines small capitalization companies as companies with a market capitalization within the collective range of the Russell 2000 and the MSCI USA Small Cap Indices. As of December 31, 2025, this range was approximately $1.27 million to $33.03 billion. The market capitalization range of these indices changes over time. The Sub-Adviser will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States and is principally traded in the United States, or is domiciled or has its principal place of business located in the United States and is principally traded in the United States, or if the Sub-Adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from the United States.